Changes in accounting policies	12 Months Ended
Mar. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in accounting policies
Changes in accounting policies
Standards issued and adopted
Certain new standards became effective at the beginning of the current fiscal year. The impact from the adoption of these new standards is described below.
Revenue
Effective for interim and annual financial statements relating to fiscal years beginning on or after January 1, 2018, the IASB issued IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) which replaces the guidance on revenue recognition requirements that previously existed under IFRS. The new standard provides a comprehensive framework for the recognition, measurement and disclosure of revenue from contracts with customers, excluding contracts within the scope of the accounting standards on leases, insurance contracts and financial instruments. IFRS 15 also contains enhanced disclosure requirements.
The Company adopted the standard effective April 1, 2018 using the modified retrospective approach, which resulted in no adjustment to opening retained earnings. Comparative information has not been restated and continues to be reported under previous accounting standards. After completing the analysis of its customer contracts, the Company has determined that the implementation of IFRS 15 did not result in any adjustments to the opening balance of retained earnings or to the presentation of the consolidated financial statements.
As a result of adopting IFRS 15, the Company updated its accounting policies for the recognition of revenue (note 2).
Financial instruments
Effective for interim and annual financial statements relating to fiscal years beginning on or after January 1, 2018, the IASB issued IFRS 9, Financial Instruments (“IFRS 9”) which replaces IAS 39, Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 introduces new requirements for classification and measurement, impairment, and hedge accounting and new impairment requirements that are based on a forward-looking expected credit loss model. IFRS 9 also amends other standards dealing with financial instruments such as IFRS 7, Financial Instruments: Disclosures.
The Company adopted the standard effective April 1, 2018, resulting in no significant adjustment to retained earnings and no material effect on the consolidated financial statements.
The Company assessed which business models apply to the financial assets and liabilities held and has classified its financial instruments into the appropriate IFRS 9 categories. Adoption of the new classification requirements under IFRS 9 did not result in significant changes in the measurement of financial assets and financial liabilities.
The following table summarizes the original classification under IAS 39 and the new classification under IFRS 9 for the Company’s financial assets and financial liabilities:

Asset/Liability	Original classification under IAS 39	New classification under IFRS 9
Cash	Loans and other receivables	Amortized cost
Trade receivables	Loans and other receivables	Amortized cost
Accounts payable and accrued liabilities	Other liabilities	Amortized cost
Revolving facility	Other liabilities	Amortized cost
Term loan	Other liabilities	Amortized cost
Derivatives, not in a hedging relationship	Fair value through profit or loss	Fair value through profit or loss
Reclassification of financial assets is required if the objective of the business model in which they are held changes after initial recognition and if the change is significant to the entity’s operations. No reclassification of financial liabilities is permitted.
Upon transition the Company’s derivatives designated as hedges continue to meet the hedging criteria, therefore the fair values flow through other comprehensive income under both IAS 39 and IFRS 9.
Application of the expected credit loss model for trade accounts receivable did not result in any significant changes in the Company’s impairment allowance, with expected credit losses to be measured over the life of the asset, typically the annual wholesale sales cycle.
The Company updated its accounting policies as a result of adopting IFRS 9 (note 2).
Share-based payment
Effective for interim and annual financial statements relating to fiscal years beginning on or after January 1, 2018, the IASB issued an amendment to IFRS 2, Share-based Payment, clarifying the accounting for certain types of share-based payment transactions. The Company adopted the standard effective April 1, 2018, with no material effect on the consolidated financial statements.
Standards issued but not yet effective
Certain new standards, amendments, and interpretations to existing IFRS standards have been published but are not yet effective and have not been adopted early by the Company. Management anticipates that pronouncements will be adopted in the Company’s accounting policy for the first period beginning after the effective date of the pronouncement. Information on new standards, amendments, and interpretations is provided below.
Leases
In January 2016, the IASB issued IFRS 16, Leases (“IFRS 16”), replacing IAS 17, Leases and related interpretations. The standard provides a new framework for lessee accounting that requires substantially all assets related to operating leases to be capitalized and a corresponding liability to be recorded. The new standard seeks to provide a more complete picture of a company’s leased assets and related liabilities and create greater comparability between companies who lease assets and those who purchase assets. IFRS 16 becomes effective for annual periods beginning on or after January 1, 2019 and is to be applied retrospectively. The standard permits the application of various transition options and practical expedients on initial adoption, and the more significant choices are described below.
The Company will adopt the standard on April 1, 2019 using the modified retrospective approach with the cumulative effect of initial application recorded in opening retained earnings and no restatement of prior period financial information. Under the modified retrospective approach, the Company measured the right-of-use asset at the depreciated net book value as if the standard had been applied since the commencement date of the lease, but using the discount rate at the date of initial application. The Company used hindsight in determining the lease term at the date of initial application.
The Company determined the discount rate at the time of initial adoption to be its incremental borrowing rate for each leased asset or portfolio of leased assets with similar characteristics by reference to the Company’s creditworthiness, the original term of the lease, the quality of the underlying leased asset, and the economic environment where the leased asset is located.
IFRS 16 is expected to have a material impact on the Company’s consolidated statement of financial position. The Company is in the process of finalizing its assessment, and based on current estimates it expects to recognize right-of-use assets in the range of $130 to $150 and corresponding lease obligations in the range of $140 to $160, before taking into account the related deferred tax impact. Deferred rent liabilities under the existing standard will be adjusted to opening retained earnings.
In April, 2019, the Company recorded additional right-of-use assets and lease obligations with an impact of between $55 and $65 for leases with a commencement date following the transition.